PROPERTY AND EQUIPMENT, NET	3 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 8. PROPERTY AND EQUIPMENT, NET

The following summarizes property and equipment as of March 31, 2024 and December 31, 2023:

	2024	2023
Software and computer equipment	$759,031	$809,031
Furniture and fixtures	230,883	230,883
Vehicles	59,545	59,545
Equipment	15,873	15,873
	1,065,332	1,115,332
Less accumulated depreciation	(898,666)	(881,024)
Property and equipment, net	$166,666	$234,308

Depreciation expense for the three months ended March 31, 2024 and 2023, was $14,317 and $10,340, respectively.

The following summarizes capitalized software development costs as of March 31, 2024:

Capitalized software development costs	$382,342
Less accumulated amortization	(18,463)
Capitalized software development costs, net	$363,879